Note 17. Commitments and Contingencies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Loss Contingencies [Line Items]
Business Combination, Contingent Consideration, Liability	$ (42.7)	$ (35.2)	$ (24.9)	$ (90.8)
Fair Value Assets And Liabilities Measured On Recurring Basis Unrealized Gain Loss Included In Earnings	1.3	(6.2)	(15.0)
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Asset	7.5	15.9	80.9
Change in contingent consideration for acquisitions	(2.9)	5.6	13.3
Operating Leases, Rent Expense, Net	16.7	20.1	19.0
Operating Leases, Future Minimum Payments Due [Abstract]
Total	216.1
2012	28.6
2013	21.3
2014	15.9
2015	11.9
2016	10.1
Thereafter	128.3
Operating Leases, Future Minimum Payments Due, Noncancellable	58.5
Loss Contingency, Range of Possible Loss, Maximum	139.8
Contract Termination [Member]
Operating Leases, Future Minimum Payments Due [Abstract]
Restructuring Reserve	29.7
SunEdison [Member]
Loss Contingencies [Line Items]
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High	47.0
Inventories [Member]
Operating Leases, Future Minimum Payments Due [Abstract]
Cost of Goods Sold	14.0	5.3	5.5
Liabilities, Total [Member]
Loss Contingencies [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Contingent Liability	42.7
Short Term Contingent Consideration [Domain]
Loss Contingencies [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Contingent Liability	25.6
Long Term Contingent Consideration [Domain] [Domain]
Loss Contingencies [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Contingent Liability	17.1
Acquisitions, purchases, sales, redemptions and maturities [Member]
Loss Contingencies [Line Items]
Change in contingent consideration for acquisitions	(16.3)	(20.0)
Estimate of Fair Value Measurement [Member]
Loss Contingencies [Line Items]
Change in contingent consideration for acquisitions	$ 2.9	$ 5.6	$ 12.8